Variable Interest Entities (Details) $ in Thousands		1 Months Ended	12 Months Ended
		Mar. 31, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Assets
Cash and cash equivalents			$ 984,643	$ 471,901	$ 830,014	$ 740,481
Other current assets			30,293	29,766
Licenses			1,844,348	1,453,574
Property, plant and equipment, net			3,764,477	3,846,125
Other assets and deferred charges			196,461	282,037
Liabilities
Current liabilities			944,384	1,063,256
Variable Interest Entities, Other Disclosures
Federal Communications Commission deposit				60,000
Noncontrolling interests with redemption features			$ 1,097	1,150
Accounting Changes and Error Corrections
Immaterial Error Correction			TDS recorded out-of-period adjustments in 2015 due to errors related to equipment installment plan transactions that were attributable to 2014. TDS has determined that these adjustments were not material to prior annual periods, and also were not material to the current year results. These equipment installment plan adjustments had the impact of reducing Equipment sales revenues by $6.2 million and Income before income taxes by $5.8 million in 2015.
Net income (loss)			$ 262,610	(147,292)	166,821
Net income (loss) attributable to TDS shareholders			219,037	(136,355)	141,927
U.S. Cellular
Accounting Changes and Error Corrections
Net income (loss)			247,295	(46,922)	$ 144,522
Variable Interest Entities
Assets
Cash and cash equivalents			1,435	2,588
Other current assets			265	278
Licenses	[1]		648,661	312,977
Property, plant and equipment, net			7,722	10,671
Other assets and deferred charges			147	60,059
Total assets			658,230	386,573
Liabilities
Current liabilities			143	110
Deferred liabilities and credits			489	622
Total liabilities			632	732
Variable Interest Entities, Other Disclosures
Capital contributions, loans or advances			$ 280,600	60,900
Advantage Spectrum L.P.
Variable Interest Entities, Other Disclosures
Federal Communications Commission deposit				$ 60,000
Licenses won			124
Total winning bid			$ 338,300
Designated entity auction discount			25.00%
Other auction charges			$ 2,300
King Street Wireless L.P.
Variable Interest Entities, Other Disclosures
Cash distributions paid		$ 60,000
King Street Wireless, L.P. distribution paid to U.S. Cellular		54,000
King Street Wireless, L.P. distribution paid to King Street Wireless, Inc.		$ 6,000
King Street Wireless L.P. | Adjustment
Accounting Changes and Error Corrections
Immaterial Error Correction			During 2015, TDS recorded out-of-period adjustments attributable to 2013 and 2014, related to an agreement with King Street Wireless. TDS has determined that these adjustments were not material to the prior quarterly or annual periods, and also were not material to the full year 2015 results. As a result of these out-of-period adjustments, Net income decreased by $2.8 million and Net income attributable to TDS shareholders decreased by $3.3 million in 2015.
Net income (loss)			$ 2,800
Net income (loss) attributable to TDS shareholders			$ 3,300

[1]	At December 31, 2015, includes purchases totaling $338.3 million made by Advantage Spectrum from the FCC as described below.